Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The below table provides an analysis of related party receivable balances for periods presented in this report.

	Successor	Predecessor
(In $ millions)	December 31, 2018	December 31, 2017
Related party loans payable (n)	222	314
Trading balances (o)	39	10
Total related party liabilities	261	324

(n) Related party loans include related party loans from Ship Finance to the Ship Finance subsidiaries that we consolidated as variable interest entities (see Note 35 - Variable Interest Entities for further details). The carrying amount of the loans was $222 million at December 31, 2018 (2017: $314 million). The principal outstanding on the loans was $314 million at December 31, 2018, (2017: $314 million).
There is a right of offset of trading balance assets against the loans, the net position is disclosed within “Long-term debt due to related parties” on the Consolidated Balance Sheets. As at December 31, 2018 (Successor) the trading position was a net asset position of $4 million.
The loans bear interest at a fixed rate of 4.5% per annum and mature between 2023 and 2029. The total interest expense incurred for the period from July 2, 2018 through December 31, 2018 (Successor) was $7 million, the period from January 1, 2018 through July 1, 2018 (Predecessor) was $7 million (year ended December 31, 2017 (Predecessor): $15 million).

(o) Trading balances primarily include related party payables due from our Ship Finance variable interest entities to Ship Finance and trading balances due from us to SeaMex and Seadrill Partners.

The below table provides an analysis of related party revenues for periods presented in this report.

	Successor	Predecessor
(In $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Management fee revenues (a)	41	41	84	72
In country support services revenues (b)	—	1	23	25
Related party inventory sales	1	1	—	1
Other	4	—	3	2
Total related party operating revenues (c)	46	43	110	100

(a) We provide management and administrative services to Seadrill Partners and SeaMex and operation and technical support services to Seadrill Partners, SeaMex and Northern Drilling. We charge our affiliates for support services provided either on a cost-plus mark up or dayrate basis.

(b) We previously provided in country support services to the Seadrill Partners rig West Polaris when it operated in Angola. The West Polaris's contract ended in December 31, 2018, so we no longer earn revenues under this arrangement.

(c) In addition to the amounts shown above, we recognized reimbursable revenues of $10 million in the period from July 2, 2018 through December 31, 2018 for work performed to mobilize the Northern Drilling rig West Mira for its first drilling contract, which we expect to commence in 2019.
The below table provides an analysis of related party financial income for periods presented in this report.

	Successor	Predecessor
(In $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Interest income (g)	15	12	34	29
Gains on related party derivatives (h)	—	—	1	1
Interest income recognized on deferred contingent consideration (i)	1	2	3	4
Total related party financial items	16	14	38	34

(g) We earn interest income on our related party loans to SeaMex and Seabras Sapura (see below). We also previously earned interest income on our related party loans to Seadrill Partners.

(h) We previously held interest rate swap agreements with Seadrill Partners. These were canceled when we filed for Chapter 11 in September 2017.

(i) We record interest income on deferred consideration receivables from Seadrill Partners (see item (k) below).
Related party assets and liabilities are presented in our Consolidated Balance Sheet as follows:

	Successor	Predecessor
(In $ millions)	December 31, 2018	December 31, 2017
Amount due from related parties - current	177	217
Amount due from related parties - non-current	539	547
Amounts due to related parties - current	(39)	(10)
Long-term debt due to related parties	(222)	(314)
Total net related party balances	455	440
The below table provides an analysis of related party receivable balances for periods presented in this report.

	Successor	Predecessor
(In $ millions)	December 31, 2018	December 31, 2017
Related party loans and interest (j)	476	495
Deferred consideration arrangements (k)	59	52
Convertible bond (l)	43	53
Trading balances (m)	138	164
Total related party receivables	716	764

(j) We have loan receivables outstanding from SeaMex and Seabras Sapura. We previously had loan receivables from Seadrill Partners, which have been repaid. We have summarized the amounts outstanding in the table below:

	Successor	Predecessor
(In $ millions)	December 31, 2018	December 31, 2017
SeaMex seller's credit and loans receivable	398	369
Seabras loans receivable	78	101
Seadrill Partners - West Vencedor facility	—	25
Total related party loans and interest	476	495

SeaMex loans include (i) $250 million "sellers credit" provided to SeaMex in March 2015 which matures in December 2019 (ii) $45 million working capital loan advanced in November 2016 and (iii) $103 million accrued interest on above loans and other funding. The sellers credit and working capital loan both earn interest at 6.5% and are subordinated to SeaMex's external debt facility.

Seabras loans include a series of loan facilities that we extended to Seabras Sapura between May 2014 and December 2016. The $78 million balance shown in the table above includes (i) $70 million of loan principal and (ii) $8 million of accrued interest. The loans are repayable on demand, subject to restrictions on Seabras Sapura's external debt facilities. We earn interest of between 3.4% - LIBOR + 3.99% on the loans, depending on the facility. We received repayments against these related party loans of $23 million during 2018.

In addition to the Seabras loans referred above, we have made certain other shareholder loans to Seabras Sapura, which we classify as part of our equity method investment in Seabras Sapura. See Note 18 - "Investments in Associated Companies" for further details. We received repayments against these shareholder loans of $20 million during 2018.

The outstanding balance of the West Vencedor facility was repaid by Seadrill Partners in May 2018.

(k) Deferred consideration arrangements include receivables due to us from Seadrill Partners from the sale of the West Vela and the West Polaris to Seadrill Partners in November 2014 and June 2015 respectively. We have summarized amounts due for each period in the table below:

	Successor	Predecessor
(In $ millions)	December 31, 2018	December 31, 2017
West Vela - Mobilization receivable	31	44
West Vela - Share of dayrate	27	4
West Polaris	1	5
Total deferred consideration receivable	59	53

On adoption of fresh start accounting, we recorded receivables for West Vela share of dayrate and West Polaris earnout. These amounts were previously accounted for as gain contingencies so were only recognized when realized. The receivables were recognized at fair value of $29 million and $1 million respectively and the gain was recognized in reorganization items.

We recorded the following gains in other operating income for these arrangements.

	Successor	Predecessor
(In $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	December 31, 2017	December 31, 2016
West Polaris earn out realized	—	—	13	8
West Vela earn out realized	—	7	14	13
Total contingent consideration recognized	—	7	27	21

(l) On April 26, 2017, we converted $146 million, including accrued interest and fees, in subordinated loans provided to Archer into a $45 million convertible loan. The subordinated convertible loan bears interest of 5.5%, matures in December 2021 and has a conversion right into equity of Archer Limited in 2021. At inception, the fair value of the convertible bond was $56 million whereas the previous loan had a carrying value of $37 million. We therefore recognized a gain on debt extinguishment of $19 million in 2017 because of this transaction.

The loan receivable is a convertible debt instrument comprised of a debt instrument and a conversion option, classed as an embedded derivative. Both elements are measured at fair value at each reporting date. As at December 31, 2018 (Successor), the fair value of the convertible debt instrument was $43 million of which the split between debt and embedded derivative option was $43 million and nil respectively.

The fair value gain/(loss) on the convertible bond for periods presented is summarized below:

	Successor	Predecessor
(In $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Fair value (loss) / gain of Archer debt component	(3)	2	1
Fair value (loss) / gain of Archer embedded conversion option	(9)	2	(4)

(m) Trading balances primarily comprise receivables from Seadrill Partners and SeaMex for related party management fees. In addition, certain receivables and payables arise when we pay an invoice on behalf of Seadrill Partners or SeaMex and vice versa. Receivables and payables are generally settled quarterly in arrears.
The below table provides an analysis of related party operating expenses for periods presented in this report.

	Successor	Predecessor
(In $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017	Year ended December 31, 2016
In country support services expenses (d)	—	1	8	14
Related party inventory purchases	—	3	3	1
Other related party operating expenses (e)	1	3	3	5
Net bareboat charter arrangements (f)	—	—	(1)	(7)
Total related party operating expenses	1	7	13	13

(d) Seadrill Partners previously provided us with in-country support services for the West Jupiter in Nigeria. This arrangement ended in early 2018. In addition, SeaMex previously provided us with in-county support services for the West Pegasus and West Freedom when those rigs operated in Mexico and Venezuela.

(e) We received services from certain other related parties. These included management and administrative services from Frontline, warehouse rental from Seabras Sapura and other services from Archer and Seatankers.

(f) We previously acted as an intermediate charterer for the Seadrill Partners rig West Aquarius, during its contract with Hibernia in Canada, which ended in April 2017. We also acted as an intermediate charterer for the Seadrill Partners rigs T-15 and T-16 until December 2016.